Equity (Details 2) - RSU [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Restricted share units, Beginning	141	246
Restricted share units, Converted	(59)	(94)
Restricted share units, Expired	(5)	(11)
Restricted share units, Ending	77	141